QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited)	December 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.6%
COMMUNICATION SERVICES - 10.8%
Diversified Telecommunication Services - 7.5%
AT&T Inc.	95,276	$3,723,386
BCE Inc.	86,456	4,005,385
China Telecom Corp. Ltd., Class H Shares	6,052,000	2,483,853	(a)
Deutsche Telekom AG, Registered Shares	213,055	3,481,653	(a)
HKT Trust & HKT Ltd.	2,415,000	3,404,600	(a)
KT Corp., ADR	307,100	3,562,360
Nippon Telegraph & Telephone Corp.	155,400	3,936,253	(a)
Verizon Communications Inc.	61,100	3,751,540

Total Diversified Telecommunication Services		28,349,030

Media - 1.2%
Eutelsat Communications SA	168,854	2,746,579	(a)
SES SA, FDR	127,019	1,785,905	(a)

Total Media		4,532,484

Wireless Telecommunication Services - 2.1%
KDDI Corp.	118,400	3,522,376	(a)
NTT DOCOMO Inc.	157,600	4,404,187	(a)

Total Wireless Telecommunication Services		7,926,563

TOTAL COMMUNICATION SERVICES		40,808,077

CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.9%
Bridgestone Corp.	92,200	3,424,570	(a)

Automobiles - 1.6%
Ford Motor Co.	365,094	3,395,374
Subaru Corp.	108,200	2,675,294	(a)

Total Automobiles		6,070,668

Hotels, Restaurants & Leisure - 2.8%
Brinker International Inc.	50,764	2,132,088
Cheesecake Factory Inc.	30,133	1,170,968
McDonald’s Corp.	16,000	3,161,760
Starbucks Corp.	46,000	4,044,320

Total Hotels, Restaurants & Leisure		10,509,136

Multiline Retail - 0.7%
Kohl’s Corp.	49,000	2,496,550

Specialty Retail - 1.6%
American Eagle Outfitters Inc.	80,000	1,176,000
Foot Locker Inc.	26,395	1,029,141
TJX Cos. Inc.	62,062	3,789,506

Total Specialty Retail		5,994,647

See Notes to Schedule of Investments.

QS Global Dividend Fund 2019 Quarterly Report	1

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 1.0%
Pandora A/S	40,000	$1,739,993	(a)
Yue Yuen Industrial Holdings Ltd.	732,000	2,164,014	(a)

Total Textiles, Apparel & Luxury Goods		3,904,007

TOTAL CONSUMER DISCRETIONARY		32,399,578

CONSUMER STAPLES - 15.6%
Beverages - 2.4%
Asahi Group Holdings Ltd.	67,400	3,078,812	(a)
PepsiCo Inc.	30,445	4,160,918
Suntory Beverage & Food Ltd.	43,000	1,798,196	(a)

Total Beverages		9,037,926

Food & Staples Retailing - 3.1%
ICA Gruppen AB	56,910	2,657,790	(a)
Lawson Inc.	34,800	1,970,815	(a)
Walgreens Boots Alliance Inc.	28,935	1,706,008
Walmart Inc.	45,799	5,442,753

Total Food & Staples Retailing		11,777,366

Food Products - 4.4%
Campbell Soup Co.	61,231	3,026,036
General Mills Inc.	48,864	2,617,156
Hershey Co.	12,000	1,763,760
Kellogg Co.	58,841	4,069,443
Nestle SA, Registered Shares	28,747	3,114,351	(a)
Uni-President Enterprises Corp.	730,000	1,806,919	(a)

Total Food Products		16,397,665

Household Products - 3.1%
Church & Dwight Co. Inc.	48,000	3,376,320
Clorox Co.	11,378	1,746,978
Kimberly-Clark Corp.	27,935	3,842,459
Procter & Gamble Co.	21,772	2,719,323

Total Household Products		11,685,080

Tobacco - 2.6%
Altria Group Inc.	74,710	3,728,776
Imperial Brands PLC	108,821	2,696,417	(a)
KT&G Corp.	43,071	3,491,590	(a)

Total Tobacco		9,916,783

TOTAL CONSUMER STAPLES		58,814,820

ENERGY - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
China Petroleum & Chemical Corp., Class H Shares	3,800,000	2,290,466	(a)
Neste oyj	96,567	3,360,149	(a)

See Notes to Schedule of Investments.

2	QS Global Dividend Fund 2019 Quarterly Report

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Royal Dutch Shell PLC, Class A Shares	108,572	$3,227,249	(a)
TC PipeLines LP	34,316	1,451,567
Valero Energy Corp.	25,882	2,423,849

TOTAL ENERGY		12,753,280

FINANCIALS - 9.2%
Banks - 3.2%
Aozora Bank Ltd.	70,700	1,867,406	(a)
Bankinter SA	310,226	2,280,880	(a)
Danske Bank A/S	90,536	1,464,185	(a)
JPMorgan Chase & Co.	25,000	3,485,000
Wells Fargo & Co.	57,300	3,082,740

Total Banks		12,180,211

Insurance - 5.1%
Aflac Inc.	48,438	2,562,370
Axis Capital Holdings Ltd.	43,905	2,609,713
Direct Line Insurance Group PLC	949,350	3,955,609	(a)
Samsung Fire & Marine Insurance Co. Ltd.	11,000	2,314,757	(a)
Swiss Re AG	36,000	4,046,188	(a)
Talanx AG	75,000	3,723,599	(a)

Total Insurance		19,212,236

Mortgage Real Estate Investment Trusts (REITs) - 0.9%
Annaly Capital Management Inc.	344,362	3,243,890

TOTAL FINANCIALS		34,636,337

HEALTH CARE - 12.1%
Biotechnology - 1.8%
AbbVie Inc.	47,000	4,161,380
Gilead Sciences Inc.	40,000	2,599,200

Total Biotechnology		6,760,580

Health Care Providers & Services - 2.3%
CVS Health Corp.	58,645	4,356,737
Humana Inc.	12,229	4,482,173

Total Health Care Providers & Services		8,838,910

Pharmaceuticals - 8.0%
Eli Lilly & Co.	36,571	4,806,527
GlaxoSmithKline PLC	167,997	3,952,264	(a)
Johnson & Johnson	30,162	4,399,731
Merck & Co. Inc.	42,979	3,908,940
Pfizer Inc.	109,082	4,273,833

See Notes to Schedule of Investments.

QS Global Dividend Fund 2019 Quarterly Report	3

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Roche Holding AG	14,759	$4,785,724	(a)
Sanofi	39,805	3,997,902	(a)

Total Pharmaceuticals		30,124,921

TOTAL HEALTH CARE		45,724,411

INDUSTRIALS - 7.4%
Aerospace & Defense - 0.6%
Lockheed Martin Corp.	6,200	2,414,156

Air Freight & Logistics - 0.6%
Royal Mail PLC	750,000	2,250,342	(a)

Commercial Services & Supplies - 1.7%
Republic Services Inc.	45,124	4,044,464
Waste Management Inc.	21,500	2,450,140

Total Commercial Services & Supplies		6,494,604

Construction & Engineering - 0.6%
Obayashi Corp.	198,000	2,195,400	(a)

Industrial Conglomerates - 1.2%
CITIC Ltd.	1,850,000	2,479,696	(a)
Jardine Matheson Holdings Ltd.	38,000	2,113,005	(a)

Total Industrial Conglomerates		4,592,701

Road & Rail - 1.7%
Aurizon Holdings Ltd.	1,060,000	3,899,554	(a)
ComfortDelGro Corp. Ltd.	1,300,000	2,302,590	(a)

Total Road & Rail		6,202,144

Transportation Infrastructure - 1.0%
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	255,000	3,031,138
Hutchison Port Holdings Trust, Class U Shares	4,157,800	715,765	(a)

Total Transportation Infrastructure		3,746,903

TOTAL INDUSTRIALS		27,896,250

INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 2.3%
Cisco Systems Inc.	89,836	4,308,535
Motorola Solutions Inc.	26,700	4,302,438

Total Communications Equipment		8,610,973

Electronic Equipment, Instruments & Components - 0.8%
Jabil Inc.	75,000	3,099,750

IT Services - 2.3%
Amdocs Ltd.	40,000	2,887,600
Capgemini SE	22,538	2,760,846	(a)
International Business Machines Corp.	21,610	2,896,604

Total IT Services		8,545,050

See Notes to Schedule of Investments.

4	QS Global Dividend Fund 2019 Quarterly Report

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 3.5%
Intel Corp.	104,287	$6,241,577
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	60,540	3,517,374
Texas Instruments Inc.	26,000	3,335,540

Total Semiconductors & Semiconductor Equipment		13,094,491

Software - 3.3%
Microsoft Corp.	52,052	8,208,600
Open Text Corp.	92,600	4,080,882

Total Software		12,289,482

Technology Hardware, Storage & Peripherals - 4.6%
Apple Inc.	27,915	8,197,240
Canon Inc.	60,000	1,636,261	(a)
FUJIFILM Holdings Corp.	80,000	3,814,562	(a)
HP Inc.	88,000	1,808,400
Lite-On Technology Corp.	1,278,000	2,105,478	(a)

Total Technology Hardware, Storage & Peripherals		17,561,941

TOTAL INFORMATION TECHNOLOGY		63,201,687

MATERIALS - 0.5%
Chemicals - 0.5%
LyondellBasell Industries NV, Class A Shares	21,256	2,008,267

REAL ESTATE - 5.5%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Life Storage Inc.	36,300	3,930,564
Public Storage	18,200	3,875,872
Simon Property Group Inc.	15,000	2,234,400

Total Equity Real Estate Investment Trusts (REITs)		10,040,836

Real Estate Management & Development - 2.8%
Aroundtown SA	414,000	3,707,447	(a)
Daito Trust Construction Co. Ltd.	22,300	2,761,875	(a)
Hysan Development Co. Ltd.	500,000	1,967,300	(a)
TAG Immobilien AG	82,657	2,054,393	*(a)

Total Real Estate Management & Development		10,491,015

TOTAL REAL ESTATE		20,531,851

UTILITIES - 8.7%
Electric Utilities - 4.8%
CLP Holdings Ltd.	220,933	2,326,350	(a)
Kansai Electric Power Co. Inc.	185,000	2,139,237	(a)
Pinnacle West Capital Corp.	38,000	3,417,340
Portland General Electric Co.	60,000	3,347,400

See Notes to Schedule of Investments.

QS Global Dividend Fund 2019 Quarterly Report	5

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY		SHARES	VALUE
Electric Utilities - (continued)
Red Electrica Corp. SA		132,000	$2,655,209	(a)
Southern Co.		69,000	4,395,300

Total Electric Utilities			18,280,836

Gas Utilities - 1.1%
Enagas SA		155,000	3,959,666	(a)

Independent Power and Renewable Electricity Producers - 0.3%
Huaneng Power International Inc., Class H Shares		2,524,000	1,275,293	(a)

Multi-Utilities - 2.5%
Canadian Utilities Ltd., Class A Shares		65,000	1,960,687
Dominion Energy Inc.		45,500	3,768,310
WEC Energy Group Inc.		40,091	3,697,593

Total Multi-Utilities			9,426,590

TOTAL UTILITIES			32,942,385

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $330,171,885)			371,716,943

Rate
SHORT-TERM INVESTMENTS - 1.0%
Invesco Treasury Portfolio, Institutional Class (Cost - $3,786,363)	1.486%	3,786,363	3,786,363

TOTAL INVESTMENTS - 99.6% (Cost - $333,958,248)			375,503,306
Other Assets in Excess of Liabilities - 0.4%			1,383,201

TOTAL NET ASSETS - 100.0%			$376,886,507

*	Non-income producing security.
(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
FDR	— Fiduciary Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	QS Global Dividend Fund 2019 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Dividend Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$15,042,671	$25,765,406	—	$40,808,077
Consumer Discretionary	22,395,707	10,003,871	—	32,399,578
Consumer Staples	38,199,930	20,614,890	—	58,814,820
Energy	3,875,416	8,877,864	—	12,753,280
Financials	14,983,713	19,652,624	—	34,636,337
Health Care	32,988,521	12,735,890	—	45,724,411
Industrials	11,939,898	15,956,352	—	27,896,250
Information Technology	52,884,540	10,317,147	—	63,201,687
Materials	2,008,267	—	—	2,008,267
Real Estate	10,040,836	10,491,015	—	20,531,851
Utilities	20,586,630	12,355,755	—	32,942,385

Total Long-Term Investments	224,946,129	146,770,814	—	371,716,943

Short-Term Investments†	3,786,363	—	—	3,786,363

Total Investments	$228,732,492	$146,770,814	—	$375,503,306

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

9